Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Tax Expense

	December 31, 2018	December 31, 2017
Current federal	$972	$1,133
Deferred federal (1)	85	3
Revaluation of net deferred tax assets	-	979
Total	$1,057	$2,115

(1)	Includes tax benefit of operating loss carryforwards of $34 and $52 for the years ended December 31, 2018 and 2017, respectively.

Effective Tax Rates Differ From Federal Statutory Rate

	December 31, 2018	December 31, 2017
Federal Statutory rate times financial statement income	$1,119	$1,177
Effect of:
Stock compensation	(13)	(49)
Bank owned life insurance income	(29)	(46)
Revaluation of net deferred tax assets	-	979
Low income housing tax credits	(30)	-
Other	10	54
	$1,057	$2,115
Effective tax rate	20%	61%

Deferred Tax Assets And Liabilities

	2018	2017
Deferred tax assets:
Allowance for loan and lease losses	$1,085	$997
Compensation related issues	273	274
Deferred loan fees	6	100
Nonaccrual interest	45	45
Net operating loss carry forward	467	501
Other	40	42
	1,916	1,959
Deferred tax liabilities:
FHLB stock dividend	226	226
Mortgage servicing rights	-	1
Depreciation	82	36
Prepaid expenses	48	51
	356	314
Net deferred tax asset	$1,560	$1,645